UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2016

Date of reporting period:  March 31, 2016

Item 1. Schedule of Investments.

Schedule of Investments March 31, 2016 (unaudited)

LK Balanced Fund

Description	Shares	Value
COMMON STOCKS - 61.8%
Consumer Discretionary - 10.3%
Cato, Class A	12,500	$481,875
Discovery Communications, Series C *	19,000	513,000
LKQ *	11,000	351,230
McDonald's	2,000	251,360
Walt Disney	7,000	695,170
Winnebago Industries	13,000	291,850
		2,584,485
Consumer Staples - 5.2%
Hershey	6,000	552,540
Procter & Gamble	5,000	411,550
Wal-Mart Stores	5,000	342,450
		1,306,540
Energy - 3.0%
Chevron	4,418	421,477
ConocoPhillips	8,000	322,160
		743,637
Financials - 14.4%
Arthur J. Gallagher	5,497	244,507
Berkshire Hathaway, Class A *	2	426,900
Berkshire Hathaway, Class B *	2,900	411,452
Brookfield Asset Management, Class A	15,000	521,850
Leucadia National	14,400	232,848
Opus Bank	8,000	272,000
Texas Pacific Land Trust	5,500	800,305
The St. Joe Company *	17,000	291,550
Weyerhaeuser - REIT	12,800	396,544
		3,597,956
Health Care - 8.5%
Gilead Sciences	3,500	321,510
Johnson & Johnson	6,000	649,200
Pfizer	20,000	592,800
Thermo Fisher Scientific	4,000	566,360
		2,129,870
Industrials - 11.2%
Aerojet Rocketdyne Holdings *	22,000	360,360
Boeing	4,500	571,230
Chicago Bridge & Iron	16,000	585,440
Costamare	25,000	222,500
Kansas City Southern	4,600	393,070
Lincoln Electric Holdings	11,600	679,412
		2,812,012
Information Technology - 3.1%
Microsoft	14,000	773,220

Materials - 4.1%
Compass Minerals International	6,000	425,160
Constellium, Class A *	44,000	228,360
Vulcan Materials	3,500	369,495
		1,023,015
Telecommunication Services - 2.0%
Verizon Communications	9,200	497,536
Total Common Stocks
(Cost $11,264,480)		15,468,271

CORPORATE BONDS - 27.2%	Par
Consumer Discretionary - 7.2%
Advance Auto Parts
4.500%, 12/01/2023	$250,000	$261,053
Bed Bath & Beyond
3.749%, 08/01/2024	500,000	505,482
McDonald's
1.875%, 05/29/2019	250,000	252,965
Newell Rubbermaid
3.900%, 11/01/2025	250,000	248,816
Viacom
3.875%, 12/15/2021	250,000	260,097
Walt Disney
5.875%, 12/15/2017	250,000	270,993
		1,799,406
Consumer Staples - 3.9%
Archer-Daniels-Midland
4.479%, 03/01/2021	250,000	278,489
Bunge Limited Finance
3.500%, 11/24/2020	250,000	253,964
Campbell Soup
2.500%, 08/02/2022	300,000	294,485
Coca-Cola
7.125%, 08/01/2017	150,000	161,722
		988,660
Energy - 1.9%
ConocoPhillips
6.650%, 07/15/2018	250,000	272,450
Murphy Oil
3.700%, 12/01/2022	250,000	198,653
		471,103
Financials - 2.1%
Berkshire Hathaway
1.900%, 01/31/2017	265,000	267,396
JPMorgan Chase
3.500%, 03/28/2027 ^	250,000	251,200
		518,596
Health Care - 2.5%
Pfizer
4.650%, 03/01/2018	250,000	267,343
Stryker
4.375%, 01/15/2020	200,000	216,557
Teva Pharmaceutical Finance IV
2.250%, 03/18/2020	150,000	149,795
		633,695
Industrials - 3.1%
General Electric
5.000%, 12/29/2049 ^	500,000	515,625
Hexcel
4.700%, 08/15/2025	250,000	252,016
		767,641
Information Technology - 5.6%
Corning
7.530%, 03/01/2023	110,000	129,596
Intel
2.700%, 12/15/2022	250,000	257,962
KLA-Tencor
4.650%, 11/01/2024	250,000	252,423
Motorola Solutions
3.750%, 05/15/2022	250,000	245,962
Qualcomm
3.450%, 05/20/2025	500,000	518,085
		1,404,028

Telecommunication Services - 0.9%	Par
Qwest
7.125%, 11/15/2043	$250,000	$240,313
Total Corporate Bonds
(Cost $6,709,234)		6,823,442

MUNICIPAL BONDS - 4.7%
Blair, Nebraska Water System
Series C
3.500%, 12/15/2017	200,000	202,162
Colony, Texas Local Development Corporation
Series A
2.594%, 10/01/2020 - BHAC Insured	190,000	192,763
La Vista, Nebraska Economic Development Fund
6.530%, 10/15/2017	200,000	201,652
Lincoln, Nebraska Airport Authority
Series C
3.628%, 07/01/2022	350,000	359,397
Omaha, Nebraska Special Tax, Build America Bonds
Series B
4.130%, 10/15/2016	220,000	223,021

Total Municipal Bonds
(Cost $1,163,438)		1,178,995

SHORT-TERM INVESTMENT - 6.1%	Shares
First American Government Obligations, Class Z, 0.20% (a)
(Cost $1,530,078)	1,530,078	1,530,078

Total Investments - 99.8%
(Cost $20,667,230)		25,000,786
Other Assets and Liabilities, Net - 0.2%		51,664
Total Net Assets - 100.0%		$25,052,450

* Non-income producing security.
^ Variable rate security - The rate shown is the rate in effect as of March 31, 2016.
(a) The rate shown is the annualized seven day yield as of March 31, 2016.
BHAC - Berkshire Hathaway Assurance Corporation
REIT - Real Estate Investment Trust

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's securities as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$15,468,271	$-	$-	$15,468,271
Corporate Bonds	-	6,823,442	-	6,823,442
Municipal Bonds	-	1,178,995	-	1,178,995
Short-Term Investment	1,530,078	-	-	1,530,078
Total Investments	$16,998,349	$8,002,437	$-	$25,000,786

Transfers between levels are recognized at the end of the reporting period.  During the period ended March 31, 2016, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows*:
LK Balanced Fund

Cost of investments	$20,667,230
Gross unrealized appreciation	5,876,965
Gross unrealized depreciation	(1,543,409)
Net unrealized appreciation	$4,333,556

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
James R. Arnold, President

Date  May 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ James R. Arnold
James R. Arnold, President

Date  May 19, 2016

By (Signature and Title)  /s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Treasurer

Date  May 19, 2016